Cash and Cash Equivalents - Summary of Cash and Cash Equivalents - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Cash and Cash Equivalents [Line Items]
Value of cash and cash equivalents	₩ 85,163	₩ 36,182